Short-Term Bank Loans (Details) - Schedule of Short-Term Bank Loans - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Total short-term bank loans		$ 2,683,692	$ 434,959
Huaxia Bank [Member]
Short-Term Debt [Line Items]
Total short-term bank loans	[1]	423,741	434,959
Bank of China [Member]
Short-Term Debt [Line Items]
Total short-term bank loans	[2]	1,412,469
Tianshan Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Total short-term bank loans	[3]	423,741
Xinjiang Urumqi Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Total short-term bank loans	[4]	$ 423,741

[1]	On December 23, 2022, Xinjiang United Family entered into a loan agreement with Huaxia Bank to borrow RMB3.0 million ($434,959) as working capital for a year, with a maturity date of December 23, 2023. The loan bears a fixed interest rate of 3.95% per annum. The loan was repaid in full upon maturity. On December 22, 2023, Xinjiang United Family entered into another loan agreement with Huaxia Bank to borrow RMB3.0 million ($423,741) as working capital for a year, with a maturity date of December 20, 2024. The loan bears a fixed interest rate of 5.00% per annum. Both loans were guaranteed by Ms. Baolin Wang, the legal representative of Xinjiang United Family, and Urumqi Plastic Surgery Hospital Co., Ltd., a related party that is controlled by the Chairman of the Company.
[2]	On September 7, 2023, Xinjiang United Family entered into a loan agreement with Bank of China to borrow RMB10.0 million ($1,412,469) as working capital for a year, with a maturity date of September 6, 2024. The loan bears a fixed interest rate of 3.55% per annum. The loan is guaranteed by the Company’s controlling shareholder Mr. Gang Li and his family member, Ms. Ying Xiong. In addition, Xinjiang United Family pledged its trademark rights as collateral to guarantee the Company’s loan from Bank of China.
[3]	On November 15, 2023, Xinjiang United Family entered into a loan agreement with Tianshan Rural Commercial Bank to borrow RMB3.0 million ($423,741) as working capital for a year, with a maturity date of November 14, 2024. The loan bears a fixed interest rate of 5.50% per annum. The loan is guaranteed by the Company’s controlling shareholder Mr. Gang Li and his family member, Ms. Ying Xiong.
[4]	On December 26, 2023, Xinjiang United Family entered into a loan agreement with Xinjiang Urumqi Rural Commercial Bank to borrow RMB3.0 million ($423,741) as working capital for a year, with a maturity date of December 25, 2024. The loan bears a fixed interest rate of 5.50% per annum. The loan is guaranteed by two third-parties, Mr. Xiaochen Wang and his family member.